INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME/(LOSS) BEFORE INCOME TAX

The United States and foreign components of income (loss) before income taxes were comprised of the following:

	For the three months ended September 30,		For the nine months ended September 30,
	2022	2021	2022	2021

Tax jurisdictions from:
Local – United States	$(165,864)	$(117,272)	$(459,668)	$(321,567)
Foreign – Malaysia	(81,151)	(257,590)	(435,610)	(727,265)
Foreign – Hong Kong	(12,199)	(210,946)	(58,046)	(502,760)
Loss before income tax	$(259,214)	$(585,808)	$(953,324)	$(1,551,592)

The United States and foreign components of (loss) income before income taxes were comprised of the following:

	For the years ended December 31,
	2021	2020
Tax jurisdictions from:
Local – United States	$(706,659)	$(735,159)
Foreign – Malaysia	(1,064,314)	1,070,806
Foreign – Hong Kong	(616,640)	180,700
(Loss) income before income tax	$(2,387,613)	$516,347

SCHEDULE OF PROVISION FOR INCOME TAX

The benefit of income taxes consisted of the following:

	For the three months ended September 30,		For the nine months ended September 30,
	2022	2021	2022	2021

Current:
- Local	$-	$-	$-	$(22,205)
- Foreign	18,997	(63,792)	10,317	(104,977)

Deferred:
- Local	-	-	-	-
- Foreign	-	78,335	-	131,634
Benefit of income tax	$18,997	$14,543	$10,317	$4,452

The (provision for) benefit of income taxes consisted of the following:

	For the years ended December 31,
	2021	2020
Current:
- Local	$(22,205)	$-
- Foreign	(104,735)	16,748

Deferred:
- Local	-	-
- Foreign	(10,127)	(178,329)

Provision for income taxes	$(137,067)	$(161,581)

SCHEDULE OF DEFERRED TAX ASSETS

The following table sets forth the significant components of the aggregate deferred tax assets of the Company:

	As of
	September 30, 2022	December 31, 2021
Deferred tax assets:
Net operating loss carry forwards in U.S.	$226,730	$130,277
Net operating loss carry forwards in Malaysia	288,087	196,000
Less: valuation allowance	(514,817)	(326,277)
Deferred tax liabilities:
Depreciation	-	(15,574)
Deferred tax liabilities, net	$-	$(15,574)

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:

	As of December 31,
	2021	2020
Deferred tax assets:
Net operating loss carry forwards in U.S.	$153,061	$-
Net operating loss carry forwards in Malaysia	227,106	62,678
Less: valuation allowance	(380,167)	-
Deferred tax liabilities:
Depreciation	(15,574)	(68,421)
Deferred tax liabilities, net	$(15,574)	$(5,743)

SCHEDULE OF EFFECTIVE INCOME TAX RATE

The following table reconciles the local (United States) statutory rates to the Company’s effective tax rate for the periods indicated below:

	For the years ended December 31,
	2021		2020
U.S. statutory rate	21.0%		21.0%
Valuation allowance	(17.0)%		(4.0)%
Differential tax rate in Malaysia	3.0%		3.0%
Permanent difference	(12.7	)%(1)	11.3	%(2)
Effective tax rate	(5.7)%		31.3%

(1)	The amount comprised:

	-	6.2% being income derived in AATP HK that were not taxable in the Malaysia tax returns; and
	-	6.7% being expenses incurred in AATP LB, ASL, SEA, WATP, and DSY Wellness that are not deductible in the Malaysia tax return.

(2)	The amount comprised:

	-	10.2% being expenses incurred in AATP US that were not deductible in the Malaysia tax returns;
	-	0.2% being income derived in AATP HK that were not taxable in the Malaysia tax returns; and
	-	1.3% being expenses incurred in AATP LB, ASL, SEA and WATP that are not deductible in the Malaysia tax return.